Funding debts	12 Months Ended
Dec. 31, 2021
Funding debts
Funding debts
13.	Funding debts
The following table summarized the Group’s outstanding funding debts:

	As of December 31,
	2020	2021
	RMB	RMB
Short-term:
Loan payables to individual investors via financial partners	2,841	30

Total short-term funding debts	2,841	30

The funding debts had a weighted average interest rate of 9.1%, 14.8% and 11.0% for the years ended December 31, 2019, 2020 and 2021, respectively.